Annual Total Returns - Fidelity Freedom Index 2010 Fund [BarChart] - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2010 Fund - Institutional Premium Class
May 28, 2022
Bar Chart Table:
Annual Return 2016	5.73%
Annual Return 2017	10.73%
Annual Return 2018	(2.31%)
Annual Return 2019	14.40%
Annual Return 2020	10.44%
Annual Return 2021	5.14%